Taxes	12 Months Ended
Dec. 31, 2022
Taxes

16.	Taxes
16.1.	Income taxes
	Current assets		Current liabilities		Non-current liabilities
	12.31.2022	12.31.2021	12.31.2022	12.31.2021	12.31.2022	12.31.2021
Taxes in Brazil
Income taxes	160	133	2,505	682	−	-
Income taxes - Tax settlement programs	−	−	50	43	302	300
	160	133	2,555	725	302	300
Taxes abroad	5	30	328	8	−	-
Total	165	163	2,883	733	302	300

Income taxes credits refer mainly to tax credits resulting from the monthly process for estimation and payment of income taxes, in addition to the negative balance of IRPJ and CSLL related to 2017, 2018, 2019 and 2021. Income taxes within current liabilities refer to the current portion of IRPJ and CSLL to be paid.

Tax settlement programs amounts relate mainly to a notice of deficiency issued by the Brazilian Federal Revenue Service due to the treatment of expenses arising from the Terms of Financial Commitment (TFC) as deductible in determining taxable profit for the calculation of income taxes. The payment term is 145 monthly installments, indexed by the Selic interest rate, as of January 2018.

Reconciliation between statutory income tax rate and effective income tax rate

The following table provides the reconciliation of Brazilian statutory tax rate to the Company’s effective rate on income before income taxes:

	2022	2021	2020
Net income (loss) before income taxes	53,525	28,225	(226)
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)	(18,197)	(9,597)	77
Adjustments to arrive at the effective tax rate:
Tax benefits from the deduction of interest on capital distribution	1,234	843	(16)
Different jurisdictional tax rates for companies abroad	822	296	1,874
Brazilian income taxes on income of companies incorporated outside Brazil (*)	(763)	(546)	(743)
Tax incentives	187	50	(9)
Tax loss carryforwards (unrecognized tax losses)	221	59	(428)
Post-employment benefits	(394)	(802)	559
Results of equity-accounted investments in Brazil and abroad	87	318	49
Non-incidence of income taxes on indexation (SELIC interest rate) of undue paid taxes	33	903	-
Others	-	237	(189)
Income taxes	(16,770)	(8,239)	1,174
Deferred income taxes	(906)	(4,058)	1,743
Current income taxes	(15,864)	(4,181)	(569)
Effective tax rate of income taxes	31.3%	29.2%	(519.5)%
(*) It relates to Brazilian income taxes on earnings of offshore investees, as established by Law No. 12,973/2014.

Deferred income taxes - non-current

The changes in the deferred income taxes are presented as follows:

	2022	2021
Opening balance	(625)	6,256
Recognized in the statement of income for the period	(906)	(4,058)
Recognized in shareholders’ equity	(3,220)	(1,555)
Translation adjustment	(45)	(133)
Use of tax loss carryforwards	(1,123)	(1,172)
Others	1	37
Closing balance	(5,918)	(625)

The composition of deferred tax assets and liabilities is set out in the following table:

Nature	Realization basis	12.31.2022	12.31.2021
PP&E - Exploration and decommissioning costs	Depreciation, amortization and write-offs of assets	158	(1,362)
PP&E - Impairment	Amortization, impairment reversals and write-offs of assets	3,602	4,382
PP&E - depreciation methods and capitalized borrowing costs	Depreciation, amortization and write-offs of assets	(15,438)	(12,924)
Loans, trade and other receivables / payables and financing	Payments, receipts and considerations	810	3,490
Lease liabilities	Appropriation of the considerations	434	1,244
Provision for legal proceedings	Payments and use of provisions	885	605
Tax loss carryforwards	Taxable income compensation	914	1,827
Inventories	Sales, write-downs and losses	333	228
Employee Benefits	Payments and use of provisions	1,518	1,250
Others		866	635
Total		(5,918)	(625)
Deferred tax assets		832	604
Deferred tax liabilities		(6,750)	(1,229)

Non-incidence of income taxes on indexation (SELIC interest rate) of undue paid taxes

On September 24, 2021, the Supreme Federal Court (Supremo Tribunal Federal – STF), in a judgment of extraordinary appeal with general repercussion, without final decision, decided that the incidence of income taxes (IRPJ and CSLL) on the indexation income from applying SELIC interest rate (indexation charges and default interest) over undue paid taxes is unconstitutional.

The Company has a writ of mandamus in which it claims the right to recover the amounts of IRPJ and CSLL charged on the income arising from the indexation of undue paid taxes and judicial deposits by the SELIC rate since March 2015, as well as the definitive removal of this income from the IRPJ and CSLL tax base.

On October 20, 2021, a judicial decision was published in the writ of mandamus recognizing the right of the Company to the non-incidence of income taxes on indexation by the SELIC rate of undue paid taxes.

Based on the STF's decision, as well as on the legal grounds presented, Petrobras reassessed the expectation for this matter, considering that it is probable that this tax treatment will be accepted.

Thus, in 2021, a US$ 903 gain was recognized in the income statement, within income taxes.

Timing of reversal of deferred income taxes

Deferred tax assets were recognized based on projections of taxable profit in future periods supported by the assumptions within the Company’s 2023-2027 Strategic Plan, whose pillars are the preservation of financial strength, financial and environment resilience of projects, and focus on value creation.

Management considers that the deferred tax assets will be realized to the extent the deferred tax liabilities are reversed and expected taxable events occur based on its 2023-2027 Strategic Plan.

The estimated schedule of recovery/reversal of net deferred tax assets (liabilities) as of December 31, 2022 is set out in the following table:

	Assets	Liabilities
2023	55	(93)
2024	22	304
2025	20	1,091
2026	20	1,033
2027	20	(171)
2028 and thereafter	695	4,586
Recognized deferred tax assets	832	6,750

In addition, the Company has tax loss carryforwards arising from offshore subsidiaries, for which no deferred taxes were recognized.

		Assets
	12.31.2022	12.31.2021
Brazil	−	1
Abroad	987	1,351
Unrecognized deferred tax assets	987	1,352

These unrecognized deferred tax assets arise mainly from oil and gas exploration and production and refining activities in the United States.

In 2022, the Company accounted for part of these tax assets (US$ 249) due to estimated future taxable income arising from business operations.

An aging of the unrecognized deferred tax assets from companies abroad is set out below:

	2030 - 2032	2033 - 2035	2036 -2038	Undefined expiration	Total
Unrecognized deferred tax assets	418	339	167	63	987

Uncertain tax treatments

As of December 31, 2022, the Company had US$ 6,043 (US$ 4,983 as of December 31, 2021) of uncertain tax treatments for IRPJ and CSLL related to judicial and administrative proceedings (see note 18.3). Additionally, as of December 31, 2022, the Company has other positions that can be considered as uncertain tax treatments for IRPJ and CSLL amounting to US$ 30,020 (US$ 10,712 as of December 31, 2021), given the possibility of different interpretation by the tax authority. These uncertain tax treatments are supported by technical assessments and tax risk assessment methodology. Therefore, Petrobras believes that such positions are likely to be accepted by the tax authorities.

On February 8, 2023, the Brazilian Supreme Federal Court (STF), unanimously, considered that a final decision (res judicata) on taxes collected on a continuous basis, loses its effects if this Court decides otherwise at a later time. The judgment was based on collections of the income tax CSLL, a tax judged constitutional by the STF in 2007. This decision does not imply any impact on Petrobras.

Accounting policy for income taxes

The Company calculates income taxes in accordance with current legislation that are enacted or substantively enacted, based on the taxable income calculated in accordance with relevant legislation, applying rates in effect at the end of the reporting. Income tax expense for the period includes current and deferred taxes, recognized in the statement of income of the period, except when the tax arises from a transaction or event which is recognized directly in equity.

Income taxes expenses on profits arising from subsidiaries abroad are accounted for in the statement of income using the same income tax rates as used in Brazil, adjusted by dividends and results of equity-accounted investments.

a)	Current income taxes

Current income taxes are offset when they relate to income taxes levied on the same taxable entity and by the same tax authority, when there is a legal right and the entity has the intention to set off current tax assets and current tax liabilities, simultaneously.

Uncertain tax treatments are periodically assessed, considering the probability of acceptance by the tax authority.

b)	Deferred income taxes

Deferred income taxes are generally recognized on temporary differences between the tax base of an asset or liability and its carrying amount. They are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled.

Deferred tax assets are recognized for all deductible temporary differences and carryforward of unused tax losses or credits to the extent that it is probable that taxable profit will be available against which those deductible temporary differences can be utilized. When there are insufficient taxable temporary differences relating to the same taxation authority and the same taxable entity, a deferred tax is recognized to the extent that it is probable that the entity will have sufficient taxable profit in future periods, based on projections approved by management and supported by the Company’s Strategic Plan.

Deferred tax assets and deferred tax liabilities are offset when they relate to income taxes levied on the same taxable entity, when a legally enforceable right to set off current tax assets and current tax liabilities exists and when the deferred tax assets and deferred tax liabilities relate to taxes levied by the same tax authority on the same taxable entity.

16.2.	Other taxes

	Current assets		Non-current assets		Current liabilities		Non-current liabilities (*)
	12.31.2022	12.31.2021	12.31.2022	12.31.2021	12.31.2022	12.31.2021	12.31.2022	12.31.2021
Taxes in Brazil
Current / Non-current ICMS (VAT)	716	665	473	379	699	995	-	-
Current / Non-current PIS and COFINS (**)	378	418	2,362	2,030	28	499	89	45
Claim to recover PIS and COFINS	-	-	657	594	-	-	-	-
CIDE	1	6	-	-	5	42	-	-
Production taxes	-	-	-	-	1,996	2,147	114	21
Withholding income taxes	-	-	-	-	149	86	-	-
Tax Settlement Program	-	-	-	-	9	67	7	6
Others	40	48	273	249	143	142	83	70
Total in Brazil	1,135	1,137	3,765	3,252	3,029	3,978	293	142
Taxes abroad	7	46	13	9	19	23	-	-
Total	1,142	1,183	3,778	3,261	3,048	4,001	293	142
(*) Other non-current taxes are classified as other non-current liabilities.
(**) As of December 31, 2022, it includes US$ 5 (US$ 104 as of December 31, 2021) related to exclusion of ICMS (VAT tax) in the basis of calculation of sales taxes PIS and COFINS (contributions for the social security).

Current and non-current ICMS (VAT) credits arise from requests for extemporaneous and overpaid tax, offset in accordance with the legislation of each state. They also arise on the acquisition of assets for property, plant and equipment, which are offset in a straight line over 4 years.

Current and non-current PIS/COFINS credits mainly refer to the acquisition of goods and services for assets under construction, since their use is permitted only after these assets enter into production, as well as to extemporaneous tax credits.

Production taxes are financial compensation due to the Brazilian Federal Government by companies that explore and produce oil and natural gas in Brazilian territory. They are composed of royalties, special participations, signature bonuses and payment for retention or occupation of area.

Claim to recover PIS and COFINS

The Company filed four civil lawsuits, in the Regional Federal Court of the Second Region, against the Brazilian Federal Government, claiming to recover PIS and COFINS paid over finance income and foreign exchange variation gains, from February 1999 to January 2004.

The court granted to the Company, in all the lawsuits, the definitive right to recover those taxes. Two lawsuits have resulted in judicialized debts (precatórios) in the amounts claimed by the Company. Regarding the two remaining cases, both had rulings by the court favorable to the Company and, in one of them, the Brazilian Federal Government has already expressed its agreement and there was a decision in favor of the Company, still subject to appeal. Regarding the other lawsuit, there is no court decision at this point.

As of December 31, 2022, the Company had non-current receivables of US$ 657 (US$ 594 as of December 31, 2021) related to PIS and COFINS, which are indexed to inflation.